UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JULY 31, 2009

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited)	July 31, 2009

Face
Amount†	Security	Value
CORPORATE BONDS & NOTES — 90.0%
CONSUMER DISCRETIONARY — 17.1%
Auto Components — 0.9%
8,458,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$6,977,850
	Visteon Corp., Senior Notes:
1,031,000	8.250% due 8/1/10 (c)	23,198
11,079,000	12.250% due 12/31/16 (a)(c)	304,672
	Total Auto Components	7,305,720
Automobiles — 0.3%
	General Motors Corp.:
9,995,000	Notes, 7.200% due 1/15/11 (c)	1,499,250
7,855,000	Senior Debentures, 8.375% due 7/15/33 (c)	1,237,163
	Total Automobiles	2,736,413
Diversified Consumer Services — 1.0%
5,940,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	6,073,650
	Service Corp. International, Senior Notes:
1,200,000	7.625% due 10/1/18	1,155,000
1,090,000	7.500% due 4/1/27	885,625
	Total Diversified Consumer Services	8,114,275
Hotels, Restaurants & Leisure — 5.1%
2,515,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	2,603,025
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	897,500
5,730,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	5,242,950
468,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	273,780
4,675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	4,698,375
2,985,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	1,716,375
	El Pollo Loco Inc.:
3,770,000	Senior Notes, 11.750% due 11/15/13	3,223,350
2,530,000	Senior Secured Notes, 11.750% due 12/1/12 (a)	2,662,825
975,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)(c)	34,125
4,780,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	4,863,650
3,725,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	2,812,375
6,400,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)(d)	2,624,000
	MGM MIRAGE Inc.:
160,000	Senior Notes, 8.500% due 9/15/10	151,600
	Senior Secured Notes:
890,000	10.375% due 5/15/14 (a)	958,975
2,135,000	11.125% due 11/15/17 (a)	2,359,175
420,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	291,900
3,040,000	Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17 (a)	3,055,200
1,800,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 5.384% due 2/1/14 (a)(e)	873,000
	Station Casinos Inc.:
7,305,000	Senior Notes, 6.000% due 4/1/12 (c)(d)	2,228,025
1,450,000	Senior Subordinated Notes, 6.625% due 3/15/18 (c)(d)	39,875
	Total Hotels, Restaurants & Leisure	41,610,080
Household Durables — 1.4%
497,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	372,750
5,000,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	4,637,500

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
Household Durables — 1.4% (continued)
4,055,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	$4,065,137
2,245,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	2,143,975
	Total Household Durables	11,219,362
Leisure Equipment & Products — 0.1%
600,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	639,000
Media — 5.7%
	Affinion Group Inc.:
	Senior Notes:
3,270,000	10.125% due 10/15/13 (a)	3,253,650
755,000	10.125% due 10/15/13	751,225
6,800,000	Senior Subordinated Notes, 11.500% due 10/15/15	6,324,000
	CCH I LLC/CCH I Capital Corp.:
1,980,000	Senior Notes, 11.000% due 10/1/15 (c)(d)	245,025
14,774,000	Senior Secured Notes, 11.000% due 10/1/15 (c)(d)	1,902,152
	Cengage Learning Acquisitions Inc.:
2,255,000	Senior Notes, 10.500% due 1/15/15 (a)	1,950,575
2,550,000	Senior Subordinated Notes, 13.250% due 7/15/15 (a)	1,976,250
1,100,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(d)	5,500
1,105,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c)(d)	5,636
8,660,000	Charter Communications Inc., Senior Secured Notes, 12.875% due 9/15/14 (a)(d)	9,396,100
254,000	CMP Susquehanna Corp., 4.774% due 5/15/14 (d)(e)(f)	107,950
2,935,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	3,037,725
1,215,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,246,894
	DISH DBS Corp., Senior Notes:
1,940,000	6.625% due 10/1/14	1,867,250
200,000	7.750% due 5/31/15	201,500
2,419,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)(g)	2,434,119
4,190,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	204,262
1,695,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16 (c)	110,175
3,000,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	2,317,500
2,525,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	1,641,250
3,795,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	4,060,650
1,265,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18 (a)	1,265,000
	Virgin Media Finance PLC:
1,370,000	Senior Bonds, 9.500% due 8/15/16	1,411,100
1,025,000	Senior Notes, 9.125% due 8/15/16	1,040,375
	Total Media	46,755,863
Multiline Retail — 1.0%
865,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15	968,800
	Neiman Marcus Group Inc.:
8,015,844	Senior Notes, 9.000% due 10/15/15 (b)	5,971,804
1,080,000	Senior Secured Notes, 7.125% due 6/1/28	858,600
	Total Multiline Retail	7,799,204
Specialty Retail — 1.0%
3,980,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,731,300
2,350,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,361,750
300,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	302,440

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
Specialty Retail — 1.0% (continued)
3,805,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	$3,595,725
	Total Specialty Retail	7,991,215
Textiles, Apparel & Luxury Goods — 0.6%
4,455,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15 (a)	4,677,750
	TOTAL CONSUMER DISCRETIONARY	138,848,882
CONSUMER STAPLES — 1.0%
Food Products — 0.2%
	Dole Food Co. Inc., Senior Notes:
715,000	7.250% due 6/15/10	711,425
1,150,000	8.875% due 3/15/11	1,147,125
130,000	13.875% due 3/15/14 (a)	146,250
	Total Food Products	2,004,800
Household Products — 0.4%
1,265,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	1,246,025
2,100,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	2,121,000
	Total Household Products	3,367,025
Tobacco — 0.4%
2,890,000	Alliance One International Inc., Senior Notes, 10.000% due 7/15/16 (a)	2,861,100
	TOTAL CONSUMER STAPLES	8,232,925
ENERGY — 13.7%
Energy Equipment & Services — 1.1%
210,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	283,765
2,690,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14 (a)	2,690,000
2,225,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,913,500
1,145,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	1,076,300
3,015,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	2,679,581
	Total Energy Equipment & Services	8,643,146
Oil, Gas & Consumable Fuels — 12.6%
2,375,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16 (a)	2,410,625
3,980,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	3,203,900
7,595,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	6,721,575
1,780,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	1,869,000
	Chesapeake Energy Corp., Senior Notes:
2,000,000	6.625% due 1/15/16	1,877,500
1,420,000	6.500% due 8/15/17	1,292,200
5,370,000	7.250% due 12/15/18	5,074,650
2,615,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16 (a)	2,732,675
7,213,476	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 5.509% due 4/15/10 (a)(b)(e)	5,013,366
	El Paso Corp.:
3,445,000	Medium-Term Notes, 7.800% due 8/1/31	3,093,693
5,200,000	Notes, 7.875% due 6/15/12	5,398,515
620,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	635,500
285,000	Enterprise Products Operating LLP, Junior Subordinated Notes, 8.375% due 8/1/66 (e)	248,262
2,565,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	2,616,300
153,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (a)	135,596
5,565,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	4,229,400
2,070,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)(g)	1,950,975
1,720,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (a)(g)	1,591,000
	Mariner Energy Inc., Senior Notes:
1,630,000	7.500% due 4/15/13	1,556,650
1,215,000	8.000% due 5/15/17	1,063,125

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 12.6% (continued)
2,440,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	$2,281,400
	OPTI Canada Inc., Senior Secured Notes:
2,210,000	7.875% due 12/15/14	1,458,600
775,000	8.250% due 12/15/14	515,375
2,000,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	1,430,000
6,067,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35 (g)	5,758,912
3,435,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	3,580,987
1,610,000	Petroplus Finance Ltd., Senior Notes, 6.750% due 5/1/14 (a)	1,440,950
1,975,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	2,145,344
	Quicksilver Resources Inc., Senior Notes:
2,740,000	8.250% due 8/1/15	2,644,100
485,000	11.750% due 1/1/16	534,106
7,890,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	7,534,950
7,887,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	276,045
800,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16	714,000
3,725,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	3,687,750
2,000,000	Tesoro Corp., Senior Notes, 6.250% due 11/1/12	1,940,000
2,910,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	392,850
2,515,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	2,100,025
	Whiting Petroleum Corp., Senior Subordinated Notes:
1,350,000	7.250% due 5/1/12	1,363,500
2,205,000	7.000% due 2/1/14	2,171,925
	Williams Cos. Inc.:
3,629,000	Notes, 8.750% due 3/15/32	4,102,428
3,475,000	Senior Notes, 7.625% due 7/15/19	3,724,783
	Total Oil, Gas & Consumable Fuels	102,512,537
	TOTAL ENERGY	111,155,683
FINANCIALS — 11.0%
Capital Markets — 0.1%
2,715,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (c)	481,913
Commercial Banks — 2.0%
1,910,000	BAC Capital Trust VI, Capital Securities, 5.625% due 3/8/35	1,328,997
	ICICI Bank Ltd., Subordinated Bonds:
1,174,000	6.375% due 4/30/22 (a)(e)(g)	928,319
1,170,000	6.375% due 4/30/22 (a)(e)(g)	908,695
	Royal Bank of Scotland Group PLC:
620,000	Subordinated Bonds, 5.050% due 1/8/15	489,902
1,455,000	Subordinated Notes, 5.000% due 11/12/13	1,257,207
	RSHB Capital, Loan Participation Notes:
2,010,000	Notes, 9.000% due 6/11/14 (a)(g)	2,152,107
	Secured Notes:
1,204,000	7.175% due 5/16/13 (a)(g)	1,208,575
1,720,000	7.125% due 1/14/14 (a)(g)	1,737,200
1,320,000	7.125% due 1/14/14 (a)(g)	1,321,188
1,055,000	Senior Secured Notes, 6.299% due 5/15/17 (a)(g)	954,775
3,110,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (e)(h)	2,707,750
1,100,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (e)(h)	1,120,190
	Total Commercial Banks	16,114,905
Consumer Finance — 5.3%
6,140,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	6,370,250
	Ford Motor Credit Co., Senior Notes:
1,000,000	9.875% due 8/10/11	991,293
20,430,000	12.000% due 5/15/15	20,849,060

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
Consumer Finance — 5.3% (continued)
2,760,000	Ford Motor Credit Co., LLC, Senior Notes, 7.500% due 8/1/12	$2,549,009
	GMAC LLC:
4,290,000	Debentures, zero coupon bond to yield 27.702% due 6/15/15	1,512,225
2,390,000	Senior Bonds, zero coupon bond to yield 37.540% due 12/1/12	1,396,855
	Senior Notes:
180,000	7.000% due 2/1/12 (a)	164,700
3,166,000	6.875% due 8/28/12 (a)	2,896,890
6,140,000	6.750% due 12/1/14 (a)	5,341,800
1,031,000	8.000% due 11/1/31 (a)	799,025
259,000	Subordinated Notes, 8.000% due 12/31/18 (a)	199,430
	Total Consumer Finance	43,070,537
Diversified Financial Services — 2.2%
2,160,000	Capital One Capital V, Notes, 10.250% due 8/15/39	2,202,975
2,890,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	2,239,750
	CIT Group Inc., Senior Notes:
950,000	4.125% due 11/3/09	562,084
3,455,000	0.759% due 3/12/10 (e)	2,025,494
330,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e)(h)	314,615
	Leucadia National Corp., Senior Notes:
3,670,000	8.125% due 9/15/15	3,550,725
80,000	7.125% due 3/15/17	71,200
	TNK-BP Finance SA:
230,000	6.625% due 3/20/17 (a)	198,375
200,000	7.875% due 3/13/18 (a)	183,500
	Senior Notes:
1,540,000	7.500% due 7/18/16 (a)(g)	1,428,350
1,390,000	7.875% due 3/13/18 (a)(g)	1,271,850
4,000,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 10.653% due 10/1/15	4,050,000
	Total Diversified Financial Services	18,098,918
Insurance — 0.5%
	American International Group Inc.:
5,510,000	Junior Subordinated Notes, 8.175% due 5/15/58 (e)	1,446,375
	Senior Notes:
2,605,000	5.450% due 5/18/17	1,357,612
735,000	8.250% due 8/15/18	434,989
1,100,000	MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	937,367
	Total Insurance	4,176,343
Real Estate Investment Trusts (REITs) — 0.3%
2,500,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	2,437,500
Real Estate Management & Development — 0.5%
1,297,400	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15 (a)(d)(f)	486,525
	Realogy Corp.:
4,100,000	Senior Notes, 10.500% due 4/15/14	1,886,000
4,695,000	Senior Subordinated Notes, 12.375% due 4/15/15	1,338,075
370,807	Senior Toggle Notes, 11.000% due 4/15/14 (b)	135,345
	Total Real Estate Management & Development	3,845,945
Thrifts & Mortgage Finance — 0.1%
1,370,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	1,109,700
	TOTAL FINANCIALS	89,335,761

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
HEALTH CARE — 6.8%
Health Care Equipment & Supplies — 0.6%
4,420,000	Biomet Inc., Senior Notes, 10.375% due 10/15/17 (b)	$4,751,500
Health Care Providers & Services — 6.2%
6,175,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	4,044,625
2,350,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	2,320,625
	HCA Inc.:
1,325,000	Debentures, 7.500% due 11/15/95	793,830
15,354,000	Senior Secured Notes, 9.625% due 11/15/16 (b)	16,044,930
	Tenet Healthcare Corp., Senior Notes:
3,100,000	9.000% due 5/1/15 (a)	3,286,000
7,310,000	10.000% due 5/1/18 (a)	8,114,100
1,470,000	6.875% due 11/15/31	962,850
	Universal Hospital Services Inc., Senior Secured Notes:
1,010,000	4.635% due 6/1/15 (e)	853,450
4,840,000	8.500% due 6/1/15 (b)	4,719,000
7,879,000	US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12 (b)(e)	6,736,545
2,130,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (a)	2,209,875
	Total Health Care Providers & Services	50,085,830
Pharmaceuticals — 0.0%
11,725,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	58,625
	TOTAL HEALTH CARE	54,895,955
INDUSTRIALS — 10.5%
Aerospace & Defense — 0.8%
	Hawker Beechcraft Acquisition Co., Senior Notes:
415,000	8.500% due 4/1/15	243,813
8,463,000	8.875% due 4/1/15 (b)	4,104,555
106,119	Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (c)(d)(f)	0
2,565,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	2,475,225
	Total Aerospace & Defense	6,823,593
Air Freight & Logistics — 0.1%
500,000	TGI International Ltd., Senior Notes, 9.500% due 10/3/17 (a)	525,000
Airlines — 2.0%
	Continental Airlines Inc.:
5,000,000	5.983% due 4/19/22	4,200,000
	Pass-Through Certificates:
871,941	8.312% due 10/2/12	723,711
1,930,000	7.339% due 4/19/14	1,408,900
9,280,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	5,521,600
	Delta Air Lines Inc., Pass-Through Certificates:
2,135,000	7.711% due 9/18/11	1,793,400
1,714,895	8.954% due 8/10/14	1,153,267
1,542,853	6.821% due 8/10/22	1,311,425
167,472	United Airlines Inc., Pass-Through Certificates, 8.030% due 7/1/11	177,521
	Total Airlines	16,289,824
Building Products — 1.9%
	Associated Materials Inc.:
7,230,000	Senior Discount Notes, 11.250% due 3/1/14	3,108,900
3,195,000	Senior Subordinated Notes, 9.750% due 4/15/12	2,767,669
	GTL Trade Finance Inc.:
2,360,000	7.250% due 10/20/17 (a)(g)	2,445,550
2,302,000	Senior Notes, 7.250% due 10/20/17 (a)(g)	2,385,447
3,870,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	3,434,625

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
Building Products — 1.9% (continued)
7,315,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.600% due 3/1/14	$512,050
610,000	Owens Corning Inc., Subordinated Notes, 9.000% due 6/15/19	633,037
435,000	USG Corp., Senior Notes, 9.750% due 8/1/14 (a)	445,875
	Total Building Products	15,733,153
Commercial Services & Supplies — 1.8%
	Altegrity Inc., Senior Subordinated Notes:
1,060,000	10.500% due 11/1/15 (a)	906,300
4,775,000	11.750% due 5/1/16 (a)	3,843,875
4,104,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	4,134,780
	RSC Equipment Rental Inc.:
5,715,000	Senior Notes, 9.500% due 12/1/14	4,929,187
590,000	Senior Secured Notes, 10.000% due 7/15/17 (a)	623,925
	Total Commercial Services & Supplies	14,438,067
Construction & Engineering — 0.5%
3,740,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)(g)	3,828,825
Machinery — 0.2%
1,390,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,278,800
560,000	Terex Corp., Senior Notes, 10.875% due 6/1/16	585,200
	Total Machinery	1,864,000
Road & Rail — 2.0%
	Kansas City Southern de Mexico, Senior Notes:
7,415,000	9.375% due 5/1/12	7,340,850
1,100,000	7.625% due 12/1/13	995,500
2,605,000	12.500% due 4/1/16 (a)	2,787,350
280,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	315,000
4,330,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (a)	4,481,550
	Total Road & Rail	15,920,250
Trading Companies & Distributors — 1.0%
2,300,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	1,989,500
770,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	666,050
3,045,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,573,025
6,680,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(d)	2,471,600
	Total Trading Companies & Distributors	7,700,175
Transportation Infrastructure — 0.2%
	Swift Transportation Co., Senior Secured Notes:
1,345,000	8.633% due 5/15/15 (a)(e)	598,525
2,640,000	12.500% due 5/15/17 (a)	1,227,600
	Total Transportation Infrastructure	1,826,125
	TOTAL INDUSTRIALS	84,949,012
INFORMATION TECHNOLOGY — 1.6%
Communications Equipment — 0.5%
6,100,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	3,995,500
IT Services — 0.7%
	Ceridian Corp., Senior Notes:
290,000	11.250% due 11/15/15	248,675
3,285,000	12.250% due 11/15/15 (b)	2,513,025
	First Data Corp.:
3,100,000	5.625% due 11/1/11	2,371,500
	Senior Notes:
550,000	9.875% due 9/24/15 (a)	466,812

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
IT Services — 0.7% (continued)
440,000	9.875% due 9/24/15	$373,450
	Total IT Services	5,973,462
Semiconductors & Semiconductor Equipment — 0.4%
	Freescale Semiconductor Inc.:
	Senior Notes:
1,840,000	8.875% due 12/15/14	1,242,000
1,269,744	9.125% due 12/15/14 (b)	711,057
1,500,000	Senior Subordinated Notes, 10.125% due 12/15/16	780,000
890,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	725,350
	Total Semiconductors & Semiconductor Equipment	3,458,407
	TOTAL INFORMATION TECHNOLOGY	13,427,369
MATERIALS — 9.3%
Chemicals — 0.8%
2,385,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	2,522,137
	Georgia Gulf Corp., Senior Notes:
2,000,000	9.500% due 10/15/14 (c)(d)	1,290,000
5,905,000	10.750% due 10/15/16 (c)(d)	1,033,375
220,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	218,900
1,215,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	1,123,875
	Total Chemicals	6,188,287
Containers & Packaging — 0.8%
1,235,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	1,259,700
2,485,000	Graham Packaging Co. L.P., Senior Subordinated Notes, 9.875% due 10/15/14	2,391,813
2,100,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
2,880,000	Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13 (a)	3,045,600
	Total Containers & Packaging	6,697,113
Metals & Mining — 4.6%
	Evraz Group SA, Notes:
1,590,000	8.875% due 4/24/13 (a)(g)	1,391,250
680,000	9.500% due 4/24/18 (a)	578,000
4,360,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 6.875% due 2/1/14	4,514,239
3,245,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	2,969,175
8,713,532	Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15 (b)(e)	4,705,307
6,045,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	4,956,900
3,030,000	Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	3,570,743
5,900,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	5,280,500
	Teck Resources Ltd., Senior Secured Notes:
1,355,000	9.750% due 5/15/14 (a)	1,514,213
1,000,000	10.250% due 5/15/16 (a)	1,137,500
5,000	10.750% due 5/15/19 (a)	5,844
	Vale Overseas Ltd., Notes:
1,284,000	8.250% due 1/17/34 (g)	1,499,142
3,268,000	6.875% due 11/21/36 (g)	3,310,873
2,070,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)(g)	2,044,125
	Total Metals & Mining	37,477,811
Paper & Forest Products — 3.1%
9,600,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	8,904,000
	Appleton Papers Inc.:
1,470,000	Senior Notes, 8.125% due 6/15/11 (d)	1,047,375
5,610,000	Senior Subordinated Notes, 9.750% due 6/15/14 (d)	2,103,750
3,910,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	4,066,400

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
Paper & Forest Products — 3.1% (continued)
	NewPage Corp., Senior Secured Notes:
7,325,000	7.278% due 5/1/12 (e)	$3,113,125
105,000	10.000% due 5/1/12	47,250
3,963,128	Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13 (b)(e)	812,441
1,070,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14 (a)	1,070,000
1,935,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,460,925
2,940,000	Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14 (a)	2,748,900
	Total Paper & Forest Products	25,374,166
	TOTAL MATERIALS	75,737,377
TELECOMMUNICATION SERVICES — 10.1%
Diversified Telecommunication Services — 6.1%
	Axtel SAB de CV, Senior Notes:
4,740,000	7.625% due 2/1/17 (a)(g)	4,040,850
370,000	7.625% due 2/1/17 (a)(g)	316,350
2,880,000	CC Holdings GS V LLC, Senior Notes, 7.750% due 5/1/17 (a)	2,952,000
1,305,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	864,563
5,441,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	6,801
1,925,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	2,059,750
25,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	25,438
3,140,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.892% due 2/1/15	3,045,800
	Intelsat Jackson Holdings Ltd.:
6,275,000	9.500% due 6/15/16	6,526,000
5,755,000	Senior Notes, 11.500% due 6/15/16	5,942,037
	Level 3 Financing Inc., Senior Notes:
2,470,000	12.250% due 3/15/13	2,488,525
5,080,000	9.250% due 11/1/14	4,457,700
3,135,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	3,197,700
270,000	SBA Telecommunications Inc., Senior Notes, 8.250% due 8/15/19 (a)	275,400
1,435,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	861,000
2,220,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)(g)	2,000,775
700,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	680,750
	Wind Acquisition Finance SA:
3,770,000	Senior Bonds, 10.750% due 12/1/15 (a)	4,015,050
1,485,000	Senior Notes, 11.750% due 7/15/17 (a)	1,596,375
4,370,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	4,457,400
	Total Diversified Telecommunication Services	49,810,264
Wireless Telecommunication Services — 4.0%
3,130,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	3,795,782
1,370,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	1,370,000
210,000	iPCS Inc., Senior Secured Notes, 3.153% due 5/1/13 (e)	176,400
490,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	509,600
	Sprint Capital Corp., Senior Notes:
1,450,000	7.625% due 1/30/11	1,468,125
5,330,000	8.375% due 3/15/12	5,423,275
985,000	6.875% due 11/15/28	748,600
8,040,000	8.750% due 3/15/32	6,964,650
13,015,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)(g)	11,583,350
	Total Wireless Telecommunication Services	32,039,782
	TOTAL TELECOMMUNICATION SERVICES	81,850,046
UTILITIES — 8.9%
Electric Utilities — 3.7%
2,880,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)(g)	3,060,000

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
Electric Utilities — 3.7% (continued)
202,000	Enersis SA, Notes, 7.375% due 1/15/14	$218,736
	Texas Competitive Electric Holdings Co. LLC, Senior Notes:
30,560,000	10.250% due 11/1/15	24,142,400
4,890,438	10.500% due 11/1/16 (b)	2,763,097
	Total Electric Utilities	30,184,233
Gas Utilities — 0.2%
1,887,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,820,955
Independent Power Producers & Energy Traders — 4.8%
	AES Corp., Senior Notes:
1,900,000	9.375% due 9/15/10	1,952,250
7,290,000	8.000% due 10/15/17	7,180,650
	Dynegy Holdings Inc.:
3,975,000	Senior Debentures, 7.625% due 10/15/26	2,563,875
1,985,000	Senior Notes, 7.750% due 6/1/19	1,590,481
4,100,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	3,772,000
	Edison Mission Energy, Senior Notes:
2,890,000	7.750% due 6/15/16	2,442,050
2,750,000	7.200% due 5/15/19	2,096,875
4,605,000	7.625% due 5/15/27	3,039,300
7,096,600	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (b)	5,286,967
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
585,916	9.125% due 6/30/17	591,775
2,143,448	10.060% due 12/30/28	2,122,013
1,360,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,349,800
	NRG Energy Inc., Senior Notes:
2,750,000	7.250% due 2/1/14	2,708,750
1,190,000	7.375% due 1/15/17	1,151,325
1,625,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	1,507,188
	Total Independent Power Producers & Energy Traders	39,355,299
Multi-Utilities — 0.2%
1,250,000	Empresas Publicas de Medellin ESP, Senior Notes, 7.625% due 7/29/19 (a)	1,302,500
	TOTAL UTILITIES	72,662,987
	TOTAL CORPORATE BONDS & NOTES (Cost — $829,128,906)	731,095,997
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
3,698,937	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(f) (Cost - $3,942,677)	0
COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
2,389,824	Countrywide Home Loan Mortgage Pass-Through Trust, 2.379% due 4/20/35 (e)(f) (Cost - $1,455,681)	905,389
COLLATERALIZED SENIOR LOANS — 2.5%
CONSUMER DISCRETIONARY — 0.7%
Media — 0.6%
1,936,610	Idearc Inc., Term Loan B, 3.460% due 11/1/14 (e)	894,069
4,000,000	Newsday LLC, Term Loan, 9.750% due 7/15/13 (e)	4,060,000
	Total Media	4,954,069
Specialty Retail — 0.1%
500,000	Michaels Stores Inc., Term Loan B, 0.000% due 10/31/13 (e)	413,214
	TOTAL CONSUMER DISCRETIONARY	5,367,283

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
ENERGY — 0.8%
Energy Equipment & Services — 0.5%
5,487,694	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	$3,923,702
Oil, Gas & Consumable Fuels — 0.3%
	Ashmore Energy International:
279,613	Synthetic Revolving Credit Facility, 3.288% due 3/30/14 (e)	238,370
1,948,026	Term Loan, 4.220% due 3/30/14 (e)	1,660,692
3,000,000	Stallion Oilfield Services, Term Loan, 8.506% due 7/31/12 (e)	1,092,501
	Total Oil, Gas & Consumable Fuels	2,991,563
	TOTAL ENERGY	6,915,265
INDUSTRIALS — 0.5%
Aerospace & Defense — 0.2%
21,127	Hawker Beechcraft Acquisition Co., Term Loan, 2.598% due 3/26/14 (e)	14,445
2,477,958	Hawker Beechcraft, Term Loan B, 2.388% due 3/26/14 (e)	1,694,304
	Total Aerospace & Defense	1,708,749
Airlines — 0.2%
3,050,000	United Airlines Inc., Term Loan B, 2.313% due 1/12/14 (e)	1,743,267
Commercial Services & Supplies — 0.1%
500,000	Rental Services Corp., Term Loan, 4.479% due 12/1/13 (e)	410,000
Trading Companies & Distributors — 0.0%
2,500,449	Penhall International Corp., Term Loan, 9.995% due 4/1/12 (e)	150,027
	TOTAL INDUSTRIALS	4,012,043
MATERIALS — 0.2%
Chemicals — 0.0%
699,310	Lyondell Chemical Co., Term Loan, 5.819% due 12/20/14 (e)	305,599
Containers & Packaging — 0.2%
134,085	Berry Plastics Corp., Senior Term Loan, 8.161% due 6/15/14 (e)	36,873
500,000	Berry Plastics Group Inc., Term Loan C, 0.000% due 4/3/15	426,375
990,405	Graphic Packaging, Term Loan B, 2.509% due 5/3/14 (e)	944,805
	Total Containers & Packaging	1,408,053
Paper & Forest Products — 0.0%
1,171,169	Verso Paper Holdings LLC, Term Loan, 6.733% due 2/1/13 (e)	263,513
	TOTAL MATERIALS	1,977,165
TELECOMMUNICATION SERVICES — 0.3%
Diversified Telecommunication Services — 0.3%
2,000,000	Level 3 Communications Inc., Term Loan, 11.500% due 3/13/14 (e)	2,065,834
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $26,833,124)	20,337,590
CONVERTIBLE BONDS & NOTES — 0.9%
CONSUMER DISCRETIONARY — 0.5%
Media — 0.5%
4,590,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	4,010,513
INDUSTRIALS — 0.4%
Airlines — 0.0%
234,819	Delta Air Lines Inc., Pass-Through Certificates, 7.379% due 5/18/10	229,536
Marine — 0.4%
3,895,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	2,745,975
	TOTAL INDUSTRIALS	2,975,511
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $5,738,797)	6,986,024

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†		Security	Value
SOVEREIGN BONDS — 3.7%
Argentina — 0.2%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02 (c)	$334,291
300,000	EUR	9.000% due 6/20/03 (c)	71,634
250,000	EUR	10.250% due 1/26/07 (c)	59,695
275,000	EUR	8.000% due 2/26/08 (c)	65,664
665,000		Bonds, 7.000% due 9/12/13	392,147
97,000	EUR	GDP Linked Securities, 1.262% due 12/15/35 (e)	4,771
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04 (c)	280,566
600,000	EUR	8.125% due 10/4/04 (c)	143,268
525,000	EUR	9.000% due 5/24/05 (a)(c)	125,359
		Total Argentina	1,477,395
Brazil — 1.3%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	539
12,268,000	BRL	10.000% due 7/1/10	6,628,611
7,743,000	BRL	10.000% due 1/1/12	4,061,506
		Total Brazil	10,690,656
Indonesia — 0.4%
		Republic of Indonesia:
11,011,000,000	IDR	10.250% due 7/15/22	1,087,736
7,031,000,000	IDR	11.000% due 9/15/25	703,552
6,948,000,000	IDR	10.250% due 7/15/27	644,944
8,327,000,000	IDR	Bonds, 9.750% due 5/15/37	712,807
		Total Indonesia	3,149,039
Panama — 0.6%
		Republic of Panama:
1,097,000		9.375% due 4/1/29 (g)	1,387,705
3,370,000		6.700% due 1/26/36 (g)	3,412,125
		Total Panama	4,799,830
Russia — 0.1%
336,960		Russian Federation, 7.500% due 3/31/30 (a)	344,036
Turkey — 0.7%
		Republic of Turkey:
490,000		7.000% due 6/5/20 (g)	504,700
1,175,000		11.875% due 1/15/30 (g)	1,841,812
594,000		Bonds, 7.000% due 9/26/16 (g)	623,700
2,784,000		Notes, 6.875% due 3/17/36 (g)	2,658,720
		Total Turkey	5,628,932
United Arab Emirates — 0.1%
1,060,000		MDC-GMTN B.V., Senior Notes, 5.750% due 5/6/14 (a)	1,090,276
Venezuela — 0.3%
		Bolivarian Republic of Venezuela:
3,370,000		5.750% due 2/26/16 (a)(g)	2,005,150

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face Amount†	Security	Value
Venezuela — 0.3% (continued)
1,164,000	Collective Action Securities, 9.375% due 1/13/34 (g)	$759,510
	Total Venezuela	2,764,660
	TOTAL SOVEREIGN BONDS (Cost — $30,981,845)	29,944,824

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
18,861	Mattress Holding Corp. (d)(f)*	0
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
6,729	Aurora Foods Inc. (d)(f)*	0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (d)(f)*	0
	TOTAL COMMON STOCKS (Cost — $20,183)	0
CONVERTIBLE PREFERRED STOCKS — 0.7%
FINANCIALS — 0.7%
Diversified Financial Services — 0.7%
6,812	Bank of America Corp., 7.250% (Cost - $6,579,053)	5,722,080
ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
2,025,000	Pillowtex Corp., 9.000% due 12/15/49 (c)(d)(f) (Cost - $0)	0
PREFERRED STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.2%
101,500	Corts-Ford Motor Co., 7.400%	1,537,725
1,800	Corts-Ford Motor Co., 8.000%	28,260
2,700	Ford Motor Co., Series F, 7.550%	39,609
	Total Automobiles	1,605,594
Media — 0.0%
59,329	CMP Susquehanna Radio Holdings Corp., 0.000% (a)(e)(f)*	25,215
7	ION Media Networks Inc., Series B, 12.000% (d)(f)*	0
	Total Media	25,215
	TOTAL CONSUMER DISCRETIONARY	1,630,809
FINANCIALS — 0.3%
Consumer Finance — 0.1%
2,521	Preferred Blocker Inc., 7.000% (a)	1,160,999
Diversified Financial Services — 0.2%
8,200	Preferred Plus, Series FMC1 Trust, Senior Debentures, 8.250%	130,216
12,600	Preferred Plus, Trust, Series FRD-1, 7.400%	189,000
69,100	Saturns, Series F 2003-5, 8.125%	1,095,235
		1,414,451
Thrifts & Mortgage Finance — 0.0%
84,700	Federal National Mortgage Association (FNMA), 8.250% (i)*	157,542
	TOTAL FINANCIALS	2,732,992
	TOTAL PREFERRED STOCKS (Cost — $6,263,477)	4,363,801

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2009

Warrants	Security	Value
WARRANTS — 0.1%
18,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	$388,500
3,488	Buffets Restaurant Holdings, Expires 4/28/14(d)(f)*	0
67,797	CNB Capital Trust, Expires 3/23/19(a)(f)*	1,864
325	Cybernet Internet Services International Inc., Expires 7/1/09(a)(d)(f)*	0
265	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(f)*	0
2,750	Leap Wireless International Inc., Expires 4/15/10(a)(d)(f)*	0
1	Turbo Cayman Ltd., Expires 11/1/14(f)*	0
	TOTAL WARRANTS (Cost — $62,579)	390,364
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $911,006,322)	799,746,069

Face Amount†
SHORT-TERM INVESTMENT‡ — 1.5%
Repurchase Agreement — 1.5%
12,521,000	Morgan Stanley tri-party repurchase agreement dated 7/31/09, 0.150% due 8/3/09; Proceeds at maturity - $12,521,157; (Fully collateralized by U.S. government agency obligations, 6.750% due 9/15/29; Market value - $13,041,327) (Cost - $12,521,000)	12,521,000
	TOTAL INVESTMENTS — 100.0% (Cost — $923,527,322#)	$812,267,069

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Security has no maturity date. The date shown represents the next call date.
(i)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
‡	Under Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	-	Brazilian Real
EUR	-	Euro
GDP	-	Gross Domestic Product
GMAC	-	General Motors Acceptance Corp.
IDR	-	Indonesian Rupiah
OJSC	-	Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments:
Corporate bonds & notes	—	$730,501,522	$594,475		$731,095,997
Asset-backed security	—	—	0	*	0	*
Collateralized mortgage obligation	—	905,389	—		905,389
Collateralized senior loans	—	20,337,590	—		20,337,590
Convertible bonds & notes	—	6,986,024	—		6,986,024
Sovereign bonds	—	29,944,824	—		29,944,824
Common stocks:
Consumer discretionary	—	—	0	*	0	*
Consumer staples	—	—	0	*	0	*
Telecommunication services	—	—	0	*	0	*
Convertible preferred stocks:
Financials	$5,722,080	—	—		5,722,080
Escrowed shares:
Consumer discretionary	—	—	0	*	0	*
Preferred stocks:
Consumer discretionary	1,605,594	—	25,215		1,630,809
Financials	1,571,993	1,160,999	—		2,732,992
Warrants	—	388,500	1,864		390,364
Total long-term investments	8,899,667	790,224,848	621,554		799,746,069
Short-term investment †	—	12,521,000	—		12,521,000
Total investments	$8,899,667	$802,745,848	$621,554		$812,267,069

* Amount represents less than $1.

† See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Asset-		Common Stocks						Escrowed Shares -		Preferred Stocks -
Investments in Securities	Bonds & Notes	Backed Securities		Consumer Discretionary		Consumer Staples		Telecommunication Services		Consumer Discretionary		Consumer Discretionary	Warrants	TOTAL
Balance as of April 30, 2009	$2,705,414	$0	*	$0	*	$0	*	$0	*	$0	*	$25,215	$1,864	$2,732,493
Accrued premiums/discounts	28,224	—		—		—		—		—		—	—	28,224
Realized gain/(loss)(1)	47,715	—		(4,205,140)		—		—		—		—	—	(4,157,425)
Change in unrealized appreciation (depreciation) (2)	14,174	—		4,213,035		—		—		—		—	—	4,227,209
Net purchases (sales)	(440,409)	—		(7,895)		—		—		—		—	—	(448,304)
Net transfers in and/or out of Level 3	(1,760,643)	—		—		—		—		—		—	—	(1,760,643)
Balance as of July 31, 2009	$594,475	$0	*	$0	*	$0	*	$0	*	$0	*	$25,215	$1,864	$621,554
Net unrealized appreciation (depreciation) for investments in securities still held at July 31, 2009(2)	$(2,268,860)	$(3,942,677)		$(189)		$(18,090)		$(1,903)		$0	*	$(80,500)	$(60,715)	$(6,372,934)

*	Amount represents less than $1.

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$54,279,843
Gross unrealized depreciation	(165,540,096)
Net unrealized depreciation	$(111,260,253)

Transactions in reverse repurchase agreements for the Fund during the three months ended July 31, 2009 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance *	Interest Rate*	Outstanding
$42,531,690	2.585%	$43,505,394

*  Average based on number of days the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 1.500% to 3.250% during the three months ended July 31, 2009. Interest expense incurred on reverse repurchase agreements totaled $280,952.

At July 31, 2009, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$2,246,286	Reverse Repurchase Agreement with Credit Suisse, dated 5/1/09 bearing 2.000% to be repurchased at $2,259,889 on 8/18/09, collateralized by: $4,740,000 Axtel SAB de CV, 7.625% due 2/1/17; Market value (including accrued interest) $4,223,527	$2,246,286

1,319,967	Reverse Repurchase Agreement with Credit Suisse, dated 5/1/09 bearing 1.500% to be repurchased at $1,325,962 on 8/18/09, collateralized by: $2,302,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) $2,433,327	1,319,967

2,021,844	Reverse Repurchase Agreement with Credit Suisse, dated 4/23/09 bearing 3.000% to be repurchased at $2,041,557 on 8/18/09, collateralized by: $3,740,000 Odebrecht Finance Ltd., 7.500% due 10/18/17; Market value (including accrued interest) $3,910,829	2,021,844

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$1,369,905	Reverse Repurchase Agreement with Credit Suisse, dated 6/26/09 bearing 3.000% to be repurchased at $1,375,955 on 8/18/09, collateralized by: $3,370,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16; Market value (including accrued interest) $2,089,657	$1,369,905

1,412,226	Reverse Repurchase Agreement with Credit Suisse, dated 6/26/09 bearing 2.000% to be repurchased at $1,416,384 on 8/18/09, collateralized by: $2,010,000 RSHB Capital, 9.000% due 6/11/14; Market value (including accrued interest) $2,178,303	1,412,226

942,652	Reverse Repurchase Agreement with Credit Suisse, dated 4/23/09 bearing 2.000% to be repurchased at $948,779 on 8/18/09, collateralized by: $1,097,000 Republic of Panama, 9.375% due 4/1/29; Market value (including accrued interest) $1,422,548	942,652

2,315,527	Reverse Repurchase Agreement with Credit Suisse, dated 4/23/09 bearing 2.000% to be repurchased at $2,330,578 on 8/18/09, collateralized by: $3,370,000 Republic of Panama, 6.700% due 1/26/36; Market value (including accrued interest) $3,417,033	2,315,527

4,004,220	Reverse Repurchase Agreement with Credit Suisse, dated 5/1/09 bearing 2.000% to be repurchased at $4,028,468 on 8/18/09, collateralized by: $6,067,000 Pemex Project Funding Master Trust, 6.625% due 6/15/35; Market value (including accrued interest) $5,812,723	4,004,220

765,142	Reverse Repurchase Agreement with Credit Suisse, dated 5/1/09 bearing 2.000% to be repurchased at $769,775 on 8/18/09, collateralized by: $1,204,000 RSHB Capital, 7.175% due 5/16/13; Market value (including accrued interest) $1,227,120	765,142

3,613,750	Reverse Repurchase Agreement with Credit Suisse, dated 6/22/09 bearing 3.000% to be repurchased at $3,628,506 on 8/10/09, collateralized by: $12,500,000 True Move Co., Ltd., 10.750% due 12/16/13; Market value (including accrued interest) $11,301,230	3,613,750

1,393,550	Reverse Repurchase Agreement with Credit Suisse, dated 5/1/09 bearing 2.000% to be repurchased at $1,401,989 on 8/18/09, collateralized by: $1,175,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) $1,849,017	1,393,550

1,863,888	Reverse Repurchase Agreement with Credit Suisse, dated 4/23/09 bearing 2.000% to be repurchased at $1,876,003 on 8/18/09, collateralized by: $2,784,000 Republic of Turkey, 6.875% due 3/17/36; Market value (including accrued interest) $2,731,015	1,863,888

904,321	Reverse Repurchase Agreement with Credit Suisse, dated 5/1/09 bearing 2.000% to be repurchased at $909,797 on 8/18/09, collateralized by: $1,284,000 Vale Overseas Ltd., 8.250% due 1/17/34; Market value (including accrued interest) $1,504,035	904,321

1,964,068	Reverse Repurchase Agreement with Credit Suisse, dated 5/1/09 bearing 2.000% to be repurchased at $1,975,962 on 8/18/09, collateralized by: $3,268,000 Vale Overseas Ltd., 6.875% due 11/21/36; Market value (including accrued interest) $3,356,052	1,964,068

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$1,041,831	Reverse Repurchase Agreement with Credit Suisse, dated 4/23/09 bearing 3.000% to be repurchased at $1,051,989 on 8/18/09, collateralized by: $2,070,000 Vedanta Resources PLC, 8.750% due 1/15/14; Market value (including accrued interest) $2,053,477	$1,041,831

495,864	Reverse Repurchase Agreement with Credit Suisse, dated 4/23/09 bearing 3.000% to be repurchased at $500,699 on 8/18/09, collateralized by: $1,164,000 Bolivarian Republic of Venezuela, 9.375% due 1/13/34; Market value (including accrued interest) $765,737	495,864

1,400,660	Reverse Repurchase Agreement with Credit Suisse, dated 5/5/09 bearing 1.500% to be repurchased at $1,406,788 on 8/18/09, collateralized by: $2,360,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) $2,494,636	1,400,660

961,480	Reverse Repurchase Agreement with Credit Suisse, dated 4/23/09 bearing 3.000% to be repurchased at $970,854 on 8/18/09, collateralized by: $1,720,000 LUKOIL International Finance BV, 6.356% due 6/7/17; Market value (including accrued interest) $1,608,026	961,480

1,771,200	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $1,790,388 on 8/19/09, collateralized by: $2,880,000 EEB International Ltd., 8.750% due 10/31/14; Market value (including accrued interest) $3,125,410	1,771,200

729,810	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $737,716 on 8/19/09, collateralized by: $1,590,000 Evraz Group SA, 8.875% due 4/24/13; Market value (including accrued interest) $1,430,191	729,810

1,430,838	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $1,446,339 on 8/19/09, collateralized by: $2,419,000 Globo Communicacoes e Participacoes SA, 7.250% due 4/26/22; Market value (including accrued interest) $2,481,557	1,430,838

459,034	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $464,007 on 8/19/09, collateralized by: $1,174,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) $947,746	459,034

1,210,950	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $1,224,069 on 8/19/09, collateralized by: $2,070,000 KazMunaiGaz Finance Sub B.V., 8.375% due 7/2/13; Market value (including accrued interest) $1,966,050	1,210,950

546,490	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $552,410 on 8/19/09, collateralized by: $1,055,000 RSHB Capital, 6.299% due 5/15/17; Market value (including accrued interest) $969,222	546,490

745,800	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $753,880 on 8/19/09, collateralized by: $1,320,000 RSHB Capital, 7.125% due 1/14/14; Market value (including accrued interest) $1,326,299	745,800

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value

$395,430	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $399,714 on 8/19/09, collateralized by: $490,000 Republic of Turkey, 7.000% due 6/5/20; Market value (including accrued interest) $510,299	$395,430

479,655	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $484,851 on 8/19/09, collateralized by: $594,000 Republic of Turkey, 7.000% due 9/26/16; Market value (including accrued interest) $638,389	479,655

161,875	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $163,629 on 8/19/09, collateralized by: $370,000 Axtel SAB de CV, 7.625% due 2/1/17; Market value (including accrued interest) $330,610	161,875

1,087,800	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 4/21/09 bearing 3.250% to be repurchased at $1,099,585 on 8/19/09, collateralized by: $2,220,000 UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16; Market value (including accrued interest) $2,036,609	1,087,800

781,550	Reverse Repurchase Agreement with UBS Securities LLC, dated 2/27/09 bearing 2.500% to be repurchased at $792,133 on 9/10/09, collateralized by: $1,540,000 TNK-BP Finance SA, 7.500% due 7/18/16; Market value (including accrued interest) $1,433,372	781,550

688,050	Reverse Repurchase Agreement with UBS Securities LLC, dated 2/27/09 bearing 2.500% to be repurchased at $697,367 on 9/10/09, collateralized by: $1,390,000 TNK-BP Finance SA, 7.875% due 3/13/18; Market value (including accrued interest) $1,314,386	688,050

520,650	Reverse Repurchase Agreement with UBS Securities LLC, dated 2/27/09 bearing 2.500% to be repurchased at $527,700 on 9/10/09, collateralized by: $1,170,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) $928,055	520,650

877,200	Reverse Repurchase Agreement with UBS Securities LLC, dated 2/27/09 bearing 2.500% to be repurchased at $889,079 on 9/10/09, collateralized by: $1,720,000 RSHB Capital, 7.125% due 1/14/14; Market value (including accrued interest) $1,743,860	877,200

	Total Reverse Repurchase Agreements
	(Proceeds — $41,923,513)	$41,923,513

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	September 28, 2009